Additional information - Financial Statement Schedule I	12 Months Ended
Jun. 30, 2023
Additional information - Financial Statement Schedule I
Additional information - Financial Statement Schedule I
36	Additional information - Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2023 exceeded the 25% threshold.

As of 30 June 2023, the Group had total borrowings of £613.3 million (2022: £636.1 million). As described in Note 25 above, the Group’s revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2023, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2023, 2022 and 2021 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the year ended 30 June 2023, cash dividends equivalent to $nil (2022: $0.27; 2021: $0.09) per share were declared and paid by the Company. The pounds sterling equivalents were £nil (2022: £0.21; 2021: £0.07) per share.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2023	2022	2021
	£’000	£’000	£’000
Operating expenses	(13,788)	(4,325)	(4,253)
Income from shares in group undertakings	—	33,553	10,718
Finance income	113	124	—
(Loss)/profit before income tax	(13,675)	29,352	6,465
Income tax expense	—	(1)	(1)
(Loss)/profit for the year	(13,675)	29,351	6,464

There were no items of other comprehensive loss or income in the years ended 30 June 2023, 2022 or 2021 and therefore no statement of comprehensive income/(loss) has been presented.

36Additional information - Financial Statement Schedule I (continued)

Condensed balance sheet of the Company

	As of 30 June
	2023	2022
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	90	1,047
Cash and cash equivalents	715	131
	805	1,178
Total assets	320,070	320,443

EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	(21,305)
Retained earnings	246,187	258,109
	293,757	305,679
Current liabilities
Other payables	26,313	14,764
	26,313	14,764
Total equity and liabilities	320,070	320,443

Condensed statement of changes in equity of the Company

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2020	53	68,822	(21,305)	264,282	311,852
Profit for the year	—	—	—	6,464	6,464
Total comprehensive income for the year	—	—	—	6,464	6,464
Equity-settled share based payments	—	—	—	2,085	2,085
Dividends paid	—	—	—	(10,718)	(10,718)
Balance at 30 June 2021	53	68,822	(21,305)	262,113	309,683
Profit for the year	—	—	—	29,351	29,351
Total comprehensive income for the year	—	—	—	29,351	29,351
Equity-settled share based payments	—	—	—	198	198
Dividends paid	—	—	—	(33,553)	(33,553)
Balance at 30 June 2022	53	68,822	(21,305)	258,109	305,679
Loss for the year	—	—	—	(13,675)	(13,675)
Total comprehensive loss for the year	—	—	—	(13,675)	(13,675)
Equity-settled share based payments	—	—	—	1,753	1,753
Balance at 30 June 2023	53	68,822	(21,305)	246,187	293,757

36Additional information - Financial Statement Schedule I (continued)

Condensed statement of cash flows of the Company

	Year ended 30 June
	2023	2022	2021
	£’000	£’000	£’000
Cash flows from operating activities
(Loss)/profit before income tax	(13,675)	29,352	6,465
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	1,753	198	2,085
Foreign exchange losses/(gains) on operating activities	116	(35)	263
Changes in working capital:
Other receivables	957	150	—
Other payables	11,549	3,837	2,120
Tax paid	—	(1)	(1)
Net cash inflow from operating activities	700	33,501	10,932
Cash flows from financing activities
Dividends paid	—	(33,553)	(10,718)
Net cash outflow from financing activities	—	(33,553)	(10,718)
Effect of exchange rate changes on cash and cash equivalents	(116)	35	(263)
Net increase/(decrease) in cash and cash equivalents	584	(17)	(49)
Cash and cash equivalents at beginning of year	131	148	197
Cash and cash equivalents at end of year	715	131	148

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

	2023	2022	2021
	£’000	£’000	£’000
IFRS (loss)/profit reconciliation:
Parent only — IFRS (loss)/profit for the year	(13,675)	29,351	6,464
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(15,003)	(144,861)	(98,680)
Consolidated IFRS loss for the year	(28,678)	(115,510)	(92,216)

IFRS equity reconciliation:
Parent only — IFRS equity	293,757	305,679	309,683
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(189,807)	(178,171)	(37,171)
Consolidated — IFRS equity	103,950	127,508	272,512